SP SmallCap 600 Pure Value Fund Expense Example - Class A and Class C [Member] - SP SmallCap 600 Pure Value Fund	Aug. 01, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 333
Expense Example, with Redemption, 3 Years	729
Expense Example, with Redemption, 5 Years	1,251
Expense Example, with Redemption, 10 Years	2,682
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	625
Expense Example, with Redemption, 3 Years	951
Expense Example, with Redemption, 5 Years	1,300
Expense Example, with Redemption, 10 Years	$ 2,281